Note 13 - Stockholders' Equity (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
		Weighted	Weighted	Intrinsic
	Number	average	average	value
	of	exercise	life	of
	Options	price	(years)	Options
Outstanding, January 1, 2018	5,050,000	$0.13	9.24	-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired/Cancelled	(124,996)	$0.11	8.48	-
Outstanding, December 31, 2018	4,925,004	$0.13	8.24	-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired/Cancelled	-	-	-	-
Outstanding, June 30, 2019	4,925,004	$0.13	7.74	-

Exercisable, June 30, 2019	3,862,504	$0.13	7.48	-

		Weighted	Weighted	Intrinsic
	Number	average	average	value
	of	exercise	life	of
	Options	price	(years)	Options
Outstanding, January 1, 2017	550,000	$0.27	9.23
Granted	4,500,000	0.11	10.00
Exercised	-	-	-
Expired/Cancelled	-	-	-
Outstanding, December 31, 2017	5,050,000	$0.13	9.24
Granted	-	-	-
Exercised	-	-	-
Expired/Cancelled	(124,996)	0.11	8.48
Outstanding, December 31, 2018	4,925,004	$0.13	8.24	-

Exercisable, December 31, 2018	3,154,171	$0.14	7.87	-

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
		Weighted
	Number	average
	of	Grant Date
	Units	Fair Value
Awarded and unvested, January 1, 2018	-	$-
Granted	11,000,000	0.41
Vested	-	-
Forfeited/cancelled	(250,000)	0.42
Awarded and unvested, December 31, 2018	10,750,000	$0.41
Granted	-	-
Vested	-	-
Forfeited/cancelled	-	-
Awarded and unvested, June 30, 2019	10,750,000	$0.41

		Weighted
	Number	average
	of	Grant Date
	Units	Fair Value
Awarded and unvested, December 31, 2017	-	$-
Granted	11,000,000	0.41
Vested	-	-
Forfeited/cancelled	(250,000)	0.42
Awarded and unvested, December 31, 2018	10,750,000	$0.41

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number	Weighted	Weighted	Intrinsic
	of	average	average	value
	Common Stock	exercise	life	of
	Warrants	price	(years)	Warrants
Outstanding, January 1, 2018	3,500,000	$0.24	2.35	-
Granted	31,700,002	$0.14	4.89	-
Exercised	(1,000,000)	$0.12	2.01	-
Canceled	-	-	-	-
Outstanding, December 31, 2018	34,200,002	$0.14	3.90	$23,800
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding, June 30, 2019	34,200,002	$0.14	3.41	$45,200

Exercisable, June 30, 2019	34,200,002	$0.14	3.41	$45,200

	Number	Weighted	Weighted	Intrinsic
	of	average	average	value
	Common Stock	exercise	life	of
	Warrants	price	(years)	Warrants
Outstanding, January 1, 2017	10,926,829	$0.30	4.47
Granted	3,500,000	0.24	3.00
Exercised	-	-	-
Canceled	(10,926,829)	0.30	2.47
Outstanding, December 31, 2017	3,500,000	0.24	2.35
Granted	31,700,002	0.14	4.89
Exercised	(1,000,000)	0.12	2.01
Canceled	-	-	-
Outstanding, December 31, 2018	34,200,002	$0.14	3.90	$23,800

Exercisable, December 31, 2018	34,200,002	$0.14	3.91	$23,800